Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings
Schedule of borrowings

	December 31, 2018	June 30, 2019
Amounts due within one year	531,209	207,747
Less: unamortized deferred loan/bond issuance costs	(10,659)	(11,143)
Borrowings, current portion	520,550	196,604
Amounts due after one year	2,344,389	2,899,907
Plus: unamortized premium	—	1,791
Less: unamortized deferred loan/bond issuance costs	(36,480)	(42,340)
Borrowings, non-current portion	2,307,909	2,859,358
Total	2,828,459	3,055,962